As filed with the Securities and Exchange Commission on February 24, 2012

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 41

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330 Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on May 1, 2011 pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2011 for the Transamerica Freedom Variable Annuity policy included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the Parts A and B included in Post-Effective Amendment Nos. 39 and 40 to the Registration Statement
033-56908 and 811-06032 are hereby incorporated by reference to the extent required by applicable law.

The information in this prospectus supplement is not complete and may be changed. This prospectus supplement is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS SUPPLEMENT (Subject to Completion, Issued February 24, 2012)

(To Prospectus dated May 1, 2012)

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated             , 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about [            ], 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

—	surrender your Existing Policy (a “Surrender”),
—

trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity, Transamerica AxiomSM (also known as Flexible Premium Variable Annuity – J) with the Access Rider or Transamerica Principium IISM (also known as Flexible Premium Variable Annuity – O) with the Access Rider (each a “New Policy”) offered by the Company (a “Trade In”), or

—	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to [    %] of your

minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

—	You must be the Owner of an in force Existing Policy;
—	You must have an in force Eligible Rider under the Existing Policy;
—	Your policy value (and cash surrender value) under the Existing Policy must be less than [ %] of the annuitization base under the Eligible Rider;
—	The oldest Owner must be age 86 or younger if you want to Trade In your Existing Policy;
—	You must not have annuitized your Existing Policy; and
—

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

—

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in, or exchange your Existing Policy. Also, there is no surrender charge under the base New Policy. However, there may be surrender charges under a Replacement Policy.

—

A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in, or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

—

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy.

—

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

—

If you request a Trade In or an Exchange, please remember that in order for it to qualify as a tax-free transaction, the owner and annuitant under the New Policy or Replacement Policy must be the same as under the Existing Policy.

—	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

—	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

—

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement, and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your final representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Contract.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it appropriate for you.
2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value including the Enhancement Amount (with surrender charges waived), simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, trade ins and exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states.

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001; AV865 101 167 103
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099; AV487 101 122 1099
Transamerica ExtraSM Variable Annuity	AV950 101 175 603; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV212 101 75 395SP; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV865 101 167 103
Transamerica Traditions (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001; AV865 101 167 103
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and each possible New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider the prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read prospectuses carefully before investing.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Advisors Edge Variable Annuity Form No.: AV515 101 130 600

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	0.45%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Death Distribution; Additional Death Distribution II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Advisors Edge Select Variable Annuity Form No.: AV516 101 131 600

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.30%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Death Distribution; Additional Death Distribution II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (certain policies); $35 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.15%	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3.5% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — return of premium value; — compounding value (certain policies only); and — anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Compounding; Annual Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section..

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Portfolio Select Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3% (certain policies only) 2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section..

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Premier Asset Builder Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3% (certain policies only) 2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Principal-Plus Variable Annuity Form No.: AV288 101 95 796

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	Yes

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; 5% Annually Compounding

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section..

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Privilege Select Variable Annuity Form No.: AV288 101 95 796

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; 5% Annually Compounding

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Compounding; Annual Step-Up

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra; Beneficiary Earnings Enhancement Extra II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Compounding; Annual Step-Up

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Retirement Income Builder IV Form Nos.: AV721 101 149 1001; AV865 101 167 103

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10% (certain policies only); 1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3% (certain policies only); 2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra; Beneficiary Earnings Enhancement Extra II; Liquidity Rider; Value Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section..

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	The Atlas Portfolio Builder Variable Annuity Form No.: AV337 101 100 397

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	None

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.25%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — return of premium value; — compounding value (certain policies only); and — annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra,

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section..

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099; AV487 101 122 1099

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$30 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.30%

Administrative Charge	0.15%	0.15%	0.15%	0.40%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — compounding value; and — anniversary value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annually Compounding; Annual Step-Up

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Death Distribution

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica EXTRA Variable Annuity Form Nos.: AV950 101 175 603; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$40 (waived if premiums less withdrawals ≥$100,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.60% (certain policies only); 1.35% (1.15% after the 9th policy year)

Administrative Charge	0.15%	0.15%	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3% (certain policies only); 1.5%

Premium Enhancement	No	No	No	Yes

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Double Enhanced (certain policies only); Step-up (certain policies only);

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Death Distribution; Additional Death Distribution +

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Freedom Variable Annuity Form Nos.: AV212 101 75 1292; Av212 101 75 395 SP; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10% (certain policies only) 1.35% (certain policies only)

Administrative Charge	0.15%	0.15%	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value; (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annually Compounding (certain policies only); Annual Step-Up (certain policies only); Double Enhanced (certain policies only)

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Death Distribution; Additional Death Distribution +

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Landmark Variable Annuity Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102

Annual Contract Charge	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)	$35 (waived if premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Opportunity Builder Form No.: AV721 101 149 1001

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30 (waived if premiums less withdrawals $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3% (certain policies only) 2%

Premium Enhancement	No	No	No	Yes

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement Extra II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Preferred Advantage Variable Annuity Form No.: AV865 101 167 103

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30 (waived if premiums less withdrawals $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3% (certain policies only) 2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement,; Beneficiary Earnings Enhancement Extra II

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Traditions Form Nos.: AV721 101 149 1001; AV865 101 167 103

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30 (waived if premiums less withdrawals $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	2%

Premium Enhancement	No	No	No	Yes

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annual Step-Up; Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra II; Liquidity Rider; Value Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Access Variable Annuity Form No.: WL17

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30 (waived if premiums less withdrawals $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.25%

Administrative Charge	0.15%	0.15%	0.15%	0.40%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Annually Compounding; Annual Step-Up

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section..

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Attainer Variable Annuity Form No.: VA00010

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.10%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	4%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — highest anniversary value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Bellweather Variable Annuity Form No.: VA00010

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.25%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	4%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — 5% Growth (up to 200%); and — highest anniversary value (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Conqueror Variable Annuity Form No.: VA00010

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.25%

Administrative Charge	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	4%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — highest anniversary value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Enhancer Variable Annuity Form No.: VA25

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30 (waived if premiums less withdrawals $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.25%

Administrative Charge	0.15%	0.15%	0.15%	0.40%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	Yes

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — annual step-up (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Compounding Minimum Death Benefit

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Premier Variable Annuity Form No.: WL18

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30 (waived if premiums less withdrawals $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.00%

Administrative Charge	0.15%	0.15%	0.15%	0.40%

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — monthly step-up (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	Compounding/Monthly Step-up

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Variable Annuity Form No.: VA.02.06.88

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$30

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.25%

Administrative Charge	0.15%	0.15%	0.15%	None

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	4%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — anniversary value (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

	New Policies			Existing Policies**

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Principium II Variable Annuity w/Access Rider Form Nos.: AV1050 101 178 903; RDR 3 106	Transamerica Axiom Variable Annuity w/Access rider Form Nos.: AV1050 101 178 903; RDR 3 106	WRL Freedom Wealth Creator Variable Annuity Form No.: VA16

Annual Contract Charge	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35 (waived if premiums less withdrawals $50,000)	$35

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	0.70%	0.85% 0.35% (Access Rider)	1.40%

Administrative Charge	0.15%	0.15%	0.15%	None

Variable Investment Options Class	Service Class	Service Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	1.5%	1.5%	3%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Generally, the greater of: — account value; and — return of premium value. (subject to limitations)	Generally: — account value (subject to limitations)	Generally: — account value (subject to limitations)	Generally, the greater of: — account value; — return of premium value; and — highest anniversary value (subject to limitations)

Optional Death Benefits*	Annual Step-Up	Return of Premium; Annual Step-Up	Return of Premium; Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link® ; Additional Death Distribution; Additional Death Distribution +; Access Rider	Additional Earnings Rider

*There is an additional charge for these optional features.

**Eligible Riders are not listed in the Optional Riders Section.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (800) 525-6205.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 47.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 55.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI) Note 44.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

	(s)		Form of Rider (Double Enhanced). Note 43.

	(t)		Form of Rider (Retirement Income Choice). Note 43.

	(u)		Form of Endorsement (Fund Facilitation Fee). Note 46.

	(v)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note. 46.

	(w)		Form of Policy Rider (Retirement Income Choice 1.2). Note 49.

	(x)		Form of Policy Rider (Retirement Income Choice 1.4). Note 50.

	(y)		Form of Policy Rider (Income Link). Note 53.

	(z)		Form of Policy Rider (RIM). Note 56

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

	(g)		Form of Application. Note 50.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 49.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 49.

	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 49.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 49.

(7)	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 44.

(7)	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 44.

(7)	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 55.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 49.

(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 52.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 45.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 47.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 49.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 51.

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 52.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 54.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 56

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 57.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(j)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 55.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

	(k)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 47.

	(k)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 58.

(8)	(l)		Participation Agreement by and among AIM Variable

			Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(l)	(2)	Amendment to Participation Agreement (AIM/Invesco). Note 53.

(8)	(1)	(3)	Amendment to Participation Agreement (AIM). Note 55.

(8)	(1)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 59.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

(8)	(o)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 49.

	(o)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 47.

(8)	(o)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 55.

(8)	(p)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 51.

	(p)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 51.

	(p)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 51.

(8)	(q)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 51.

	(q)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 58.

(9)	(a)		Opinion and Consent of Counsel. Note 56.

(9)	(b)		Consent of Counsel. Note 56.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 56.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)			Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin, Darryl D. Button. Note 58.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2007.
Note 43.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 45.	Filed with Post-Effective Amendment No. 30 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2008.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 47.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-56908) on November 6, 2008.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 49.	Filed with Post-Effective Amendment No. 32 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2009.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File 333-142762) filed on August 31, 2009.
Note 51.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-56908) filed on November 19, 2009.
Note 52.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2010.
Note 53.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-56908) filed on August 6, 2010.
Note 54.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 55.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-56908) filed on February 15, 2011.
Note 56.	Filed with Post-Effective Amendment No. 39 on Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2011.
Note 57.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

Darryl Button 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Director, Executive Vice President and Chief Financial Officer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Irrigation company

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

Transamerica Distribution Finance – Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of January 31, 2012, there were 9,994 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Shelley A. Mossman	(1)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$9,529,339	0	0	0

(1)	Fiscal Year 2010

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of February, 2012.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Senior Vice President and	, 2012
Eric J. Martin	Corporate Controller

*	Director, Chief Tax Officer,	, 2012
Arthur C. Schneider	and Senior Vice President

*	Director, and President	, 2012
Brenda K. Clancy

	Director, Senior Vice	, 2012
Craig D. Vermie	President, Secretary and General Counsel

*	Director, and Chairman	, 2012
Mark W. Mullin	of the Board

*	Director, Executive Vice	, 2012
Darryl Button	President and Chief Financial Officer

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	February 21, 2012

*	By Darin D. Smith, Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.